19. EMPLOYEES BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Schedule of assets and actuarial liabilities

The assets and actuarial liabilities, as well as the movement of the related rights and obligations are presented below:

	FAF		Plan II
	12.31.20	12.31.19	12.31.20	12.31.19
Composition of actuarial assets and liabilities
Present value of actuarial liabilities	3,377,234	3,412,120	23,256	19,550
Fair value of assets	(3,553,215)	(3,771,792)	(24,170)	(29,580)
(Surplus) Deficit	(175,981)	(359,672)	(914)	(10,030)
Irrecoverable surplus - (asset ceiling)	175,981	359,672	167	6,777
Net actuarial (assets) liabilities	-	-	(747)	(3,253)

Rollforward of irrecoverable surplus
Beginning balance of irrecoverable surplus	359,672	695,367	6,777	8,502
Interest on irrecoverable surplus	26,184	64,113	476	782
Changes in irrecoverable surplus during the year	(209,875)	(399,808)	(7,086)	(2,507)
Ending balance of irrecoverable surplus	175,981	359,672	167	6,777

Rollforward of present value of actuarial liabilities
Beginning balance of the present value of liabilities	3,412,120	2,498,564	19,550	17,447
Interest on actuarial obligations	242,746	223,848	1,324	1,544
Current service cost	42,106	28,172	-	-
Past service cost - plan changes	(4,223)	-	-	-
Benefit paid	(154,096)	(142,390)	(1,612)	(1,353)
Actuarial losses - experience	148,984	85,002	5,273	(1,176)
Actuarial losses - hypothesis	(310,403)	718,924	(1,279)	3,088
Ending balance of actuarial liabilities	3,377,234	3,412,120	23,256	19,550

Rollforward of the fair value of the assets
Beginning balance of the fair value of plan assets	(3,771,792)	(3,193,931)	(29,580)	(27,819)
Interest income on assets plan	(268,930)	(287,961)	(2,028)	(2,497)
Benefit paid	154,096	142,390	1,612	1,353
Return on assets higher (lower) than projection	333,411	(432,290)	5,826	(617)
Ending Balance of the fair value of the assets	(3,553,215)	(3,771,792)	(24,170)	(29,580)

Rollforward of comprehensive income
Beginning balance	28,172	27,972	1,213	(567)
Reversion to accumulated losses	(28,172)	(27,972)	(1,213)	567
Actuarial gains (losses)	161,419	(803,925)	(3,994)	(1,911)
Return on assets higher (lower) than projection	(333,411)	432,289	(5,826)	617
Changes on irrecoverable surplus	209,875	399,808	7,086	2,507
Ending balance of comprehensive income	37,883	28,172	(2,734)	1,213

Costs recognized in statement of income
Current service costs	(42,106)	(28,172)	-	-
Interest on actuarial obligations	(242,746)	(223,848)	(1,324)	(1,544)
Projected return on assets	268,930	287,961	2,028	2,497
Interest on irrecoverable surplus	(26,184)	(64,113)	(476)	(782)
Past service cost - plan changes	4,223	-	-	-
Costs recognized in statement of income	(37,883)	(28,172)	228	171

Estimated costs for the next year
Costs of defined benefit	(26,741)	(42,106)	54	228
Estimated costs for the next year	(26,741)	(42,106)	54	228

Schedule of actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are presented below:

	FAF		Plan II
	12.31.20	12.31.19	12.31.20	12.31.19
Actuarial assumptions
Economic hypothesis
Discount rate	7.49%	7.28%	7.25%	7.02%
Inflation rate	3.25%	3.80%	3.25%	3.80%
Wage growth rate	3.49%	4.47%	N/A	N/A
Demographic hypothesis
Schedule of mortality	AT-2000 smoothed by 10%	AT-2000	AT-2000 smoothed by 10%	AT-2000
Schedule of disabled mortality	CSO-58	RRB-1983	CSO-58	RRB-1983
Demographic data
Number of active participants	6,495	6,796	-	-
Number of beneficiary participants assisted	7,206	6,834	51	51

Schedule of composition of the investment portfolio

The composition of the investment portfolios is presented below:

	FAF				Plan II
	12.31.20		12.31.19		12.31.20		12.31.19
Composition of the fund's portfolio
Fixed income	2,330,909	65.6%	2,542,188	67.4%	22,382	92.6%	28,396	96.0%
Variable income	579,174	16.3%	524,279	13.9%	870	3.6%	444	1.5%
Real estate	358,875	10.1%	369,636	9.8%	-	-	-	-
Structured investments	262,938	7.4%	313,059	8.3%	918	3.8%	740	2.5%
Transactions with participants	21,319	0.6%	22,630	0.6%	-	-	-	-
	3,553,215	100.0%	3,771,792	100.0%	24,170	100.0%	29,580	100.0%
% of nominal return on assets	7.49%		9.36%		7.25%		7.50%

Schedule of expected benefit payments and average terms of plan obligations

The following amounts represent the expected benefit payments for future periods and the average duration of the plan’s obligations:

	FAF	Plan II
2021	183,771	1,617
2022	194,992	1,658
2023	204,958	1,700
2024	211,397	1,740
2025	218,510	1,778
2026 to 2030	1,219,130	9,380
Weighted average duration - in years	13.50	9.78

Schedule of quantitative sensitivity analysis regarding relevant assumptions of defined benefit plan

The quantitative sensitivity analysis regarding the relevant assumptions of defined benefit plan – FAF on December 31, 2020 is presented below:

	Assumptions utilized	Variation of (+1%)		Variation of (-1%)
Relevant assumptions		Average rate	Actuarial liabilities (1)	Average rate	Actuarial liabilities
Benefit plan - FAF
Discount rate	7.49%	8.49%	2,992,764	6.49%	3,852,966
Wage growth rate	3.49%	4.49%	3,451,715	2.49%	3,314,607

Schedule of description and characteristics of benefits and associated risks
19.2.	Employee benefits: description and characteristics of benefits and associated risks

	Liabilities
	12.31.20	12.31.19
Medical assistance	185,802	187,274
F.G.T.S. Penalty (1)	282,229	247,485
Award for length of service	108,908	103,284
Other	199,616	151,431
	776,555	689,474

Current	125,230	95,919
Non-current	651,325	593,555

(1)	FGTS – Government Severance Indemnity Fund for Employees

Schedule of liabilities related to other benefits

The rollforward of actuarial liabilities related to other benefits, which was prepared based on actuarial report reviewed by the Management, are as follows:

	Medical plan		F.G.T.S. penalty		Award for length of service		Other (1)
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19
Composition of actuarial liabilities
Present value of actuarial liabilities	185,802	187,274	282,229	247,485	108,908	103,284	199,616	151,431
Net actuarial liabilities	185,802	187,274	282,229	247,485	108,908	103,284	199,616	151,431

Rollforward of present value of actuarial liabilities
Beginning balance of present value of actuarial liabilities	187,274	149,046	247,485	167,588	103,284	55,134	151,431	96,384
Interest on actuarial liabilities	13,586	13,503	13,993	11,840	6,275	4,366	8,883	4,260
Current service costs	-	-	12,718	6,471	5,741	2,574	23,174	22,237
Past service costs - plan change²	-	-	-	(61,871)	-	-	-	-
Benefits paid directly by the Company	(7,122)	(4,262)	(4,225)	(10,791)	(13,887)	(14,056)	(18,902)	(9,268)
Actuarial (gains) losses - experience	1,167	(7,235)	14,725	7,897	10,759	11,142	10,548	10,462
Actuarial (gains) losses - demographic hypothesis	13,462	-	10,195	84,158	5,717	34,950	1,535	14,066
Actuarial losses - economic hypothesis	(22,565)	36,222	(12,662)	42,193	(8,981)	9,174	4,778	13,290
Actuarial (gains) losses - exchange variation	-	-	-	-	-	-	18,169	-
Ending balance of liabilities	185,802	187,274	282,229	247,485	108,908	103,284	199,616	151,431

Rollforward of the fair value of the assets
Benefits paid directly by the Company	7,122	4,262	4,225	10,791	13,887	14,055	18,902	9,268
Contributions of the sponsor	(7,122)	(4,262)	(4,225)	(10,791)	(13,887)	(14,055)	(18,902)	(9,268)
Ending Balance of the fair value of the assets	-	-	-	-	-	-	-	-

Rollforward of comprehensive income
Beginning balance	(76,232)	(47,245)	(228,345)	(94,097)	-	-	(58,617)	(20,799)
Actuarial gains (losses)	7,936	(28,987)	(12,258)	(134,248)	-	-	(16,861)	(37,818)
Ending balance of comprehensive income	(68,296)	(76,232)	(240,603)	(228,345)	-	-	(75,478)	(58,617)

Costs recognized in statement of income
Interest on actuarial liabilities	(13,586)	(13,503)	(13,993)	(11,840)	(6,275)	(4,366)	(8,883)	(4,260)
Current service costs	-	-	(12,718)	(6,471)	(5,741)	(2,574)	(23,174)	(22,236)
Past service costs - plan change (2)	-	-	-	61,871	-	-	-	-
Immediate recognition of reduction	-	-	-	-	(7,495)	(55,266)	-	-
Cost recognized in statement of income	(13,586)	(13,503)	(26,711)	43,560	(19,511)	(62,206)	(32,057)	(26,496)

Estimated costs for the next year
Current service costs	-	-	(14,833)	(12,718)	(6,319)	(5,741)	(22,021)	(15,911)
Interest on actuarial liabilities	(13,975)	(13,586)	(15,711)	(13,993)	(6,656)	(6,275)	(11,217)	(8,201)
Estimated costs for the next year	(13,975)	(13,586)	(30,544)	(26,711)	(12,975)	(12,016)	(33,238)	(24,112)

(1)	Considers the retirement compensation and life insurance benefits.
(2)	Refers to a change in the legislation related to F.G.T.S. penalty. The Law Nº 13,932, of December 11, 2019, extinguished the social contribution due by the employer of 10%.

Schedule of actuarial assumptions and demographic data

The main actuarial assumptions and demographic data used in the actuarial calculations are summarized below:

	Medical plan		F.G.T.S. penalty		Other (1)
Actuarial assumptions	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19

Economic hypothesis
Discount rate	7.68%	7.39%	6.51%	6.07%	6.51%	6.07%
Inflation rate	3.25%	3.80%	3.25%	3.80%	3.25%	3.80%
Medical inflation	6.35%	6.91%	N/A	N/A	N/A	N/A
Wage growth rate	N/A	N/A	3.25%	4.02%	3.25%	4.02%
F.G.T.S. balance growth	N/A	N/A	3.80%	3.90%	N/A	N/A
Demographic hypothesis
Schedule of mortality	AT-2000 smoothed by 10%	AT-2000	AT-2000 smoothed by 10%	AT-2000
Schedule of disabled	N/A	N/A	RRB-44	RRB-44
Schedule of turnover - BRF's historical	2,020	2,019	2,020	2,019
Demoraphic data
Number of active participants	1,245	1,115	93,245	86,849
Number of assisted beneficiary participants	559	572	-	-

(1)	Includes retirement compensation and life insurance benefits.

Schedule of expected benefit payments for future

The following amounts represent the expected benefit payments for future years (10 years), from the obligation of benefits granted and the average duration of the plan obligations:

Payments	Medical plan	F.G.T.S. penalty	Award for length of service	Other	Total

2021	7,675	81,789	13,329	22,335	125,128
2022	8,282	14,552	8,855	13,480	45,169
2023	8,940	18,353	10,970	15,556	53,819
2024	9,665	19,815	13,952	16,936	60,368
2025	10,439	21,916	12,553	18,603	63,511
2026 to 2030	64,829	132,454	66,195	125,521	388,999
Weighted average duration - in years	14.26	6.73	6.70	8.47	8.35

Schedule of sensitivity analysis of post-employment plans

The Company prepared sensitivity analysis regarding the relevant assumptions of the plans as of December 31, 2020, as presented below:

	Assumptions utilized	(+) Variation		(-) Variation
Relevant assumptions		Average (%)	Actuarial liabilities	Average (%)	Actuarial liabilities
Medical plan
Discount rate	7.68%	8.68%	164,011	6.68%	212,435
Medical inflation	6.35%	7.35%	211,694	5.35%	164,224
F.G.T.S. penalty
Discount rate	6.51%	7.51%	265,825	5.51%	301,077
Wage growth rate	3.25%	4.25%	286,139	2.25%	278,672
Turnover	Historical	+3%	233,001	-3%	356,695